FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2022
Financial instruments financial risks and capital management [Abstract]
FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT

4	FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT

(i)	Categories of financial instruments

	2022	2021
	US$’000	US$’000
Financial assets
Financial assets at amortised cost	88,127	143,058
Derivative instruments designated in hedge accounting relationship	51	5,981
	88,178	149,039

Financial liabilities
Financial liabilities at amortised cost	254,863	312,696
Derivative instruments designated in hedge accounting relationships	138	704
	255,001	313,400

(ii)	Financial risk management policies and objectives

The management of the Group monitors and manages the financial risks relating to the operations of the Group to ensure appropriate measures are implemented in a timely and effective manner. These risks include market risk (foreign currency risk, interest rate risk), credit risk and liquidity risk.

The Group does not hold or issue derivative financial instruments for speculative purpose.

Other than liquidity risk, there has been no change to the Group’s exposure to these financial risks.  There have been no significant changes to the manner in which it manages and measures the risk. Market risk exposures are measured using sensitivity analysis indicated below.

(a)	Credit risk management

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Group. As at 31 December 2022 and 31 December 2021, the Group’s maximum exposure to credit risk without taking into account any collateral held or other credit enhancements, which will cause a financial loss to the Group due to failure to discharge an obligation by the counterparties and financial guarantees provided by the Group arises from:

•	the carrying amount of the respective recognised financial assets as stated in the consolidated statement of financial position; and
•	the maximum amount the Group would have to pay if the financial guarantee is called upon, irrespective of the likelihood of the guarantee being exercised.

In order to minimise credit risk, the Group has categorised exposures according to their degree of risk of default. The Group uses its own trading records to rate its major customers and other debtors and the Group’s exposure and the credit ratings of its counterparties are continuously monitored. The aggregate value of transactions concluded is spread amongst approved counterparties.

The Group’s current credit risk grading framework comprises the following categories:

Category	Description	Basis for recognising ECL
Performing	The counterparty has a low risk of default and does not have any past-due amounts.	12-month ECL
Doubtful	Amount is >90 days past due or there has been a significant increase in credit risk since initial recognition.	Lifetime ECL – not credit-impaired
In default	Amount is >120 days past due or there is evidence indicating the asset is credit-impaired.	Lifetime ECL – credit-impaired
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Group has no realistic prospect of recovery.	Amount is written off

The tables below detail the credit quality of the Group’s financial assets and other items, as well as maximum exposure to credit risk by credit risk rating grades:

	Note	Internal credit rating	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount
31 December 2022				US$’000	US$’000	US$’000

Trade receivables	7	(i)	Lifetime ECL (Simplified approach)	11,950	(660)	11,290
Contract assets	8	(i)	Lifetime ECL (Simplified approach)	1,313	-	1,313
Other receivables	9	Performing	12-month ECL	20,980	-	20,980
				34,243	(660)	33,583

	Note	Internal credit rating	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount
31 December 2021				US$’000	US$’000	US$’000

Trade receivables	7	(i)	Lifetime ECL (Simplified approach)	9,657	(684)	8,973
Contract assets	8	(i)	Lifetime ECL (Simplified approach)	3,686	-	3,686
Other receivables	9	Performing	12-month ECL	20,308	-	20,308
Loans to joint ventures	10	Doubtful	Lifetime ECL	10	-	10
				33,661	(684)	32,977

(i)	For trade receivables and contract assets, the Group has applied the simplified approach in IFRS 9 to measure the loss allowance at lifetime ECL. The Group determines the ECL on these items by using a provision matrix, estimated based on historical credit loss experience based on the past due status of the debtors, adjusted as appropriate to reflect current conditions and estimates of future economic conditions. Accordingly, the credit risk profile of these assets is presented based on their past due status in terms of the provision matrix.

Further details on the loss allowance are disclosed in the respective notes. In order to minimise credit risk, the Group has adopted a policy of only dealing with creditworthy counterparties and obtaining sufficient collateral, where appropriate, as a means of mitigating the risk of financial loss from defaults. The Group uses its own trading records to rate its major customers. The Group's exposure and the credit ratings of its counterparties are continuously monitored and the aggregate value of transactions concluded is spread amongst approved counterparties. In addition, in response to the COVID-19 pandemic, the Group has increased reviews of counterparties and potential customers to ensure that contractual obligations will be met.

Before accepting any new customer, the Group assesses the potential customer's credit quality and defines credit limits by customer. There are ongoing reviews on the limits attributed to customers.

Credit approvals and other monitoring procedures are also in place to ensure that follow-up action is taken to recover overdue debts. Furthermore, the Group reviews the recoverable amount of each trade debt on an individual basis at the end of the reporting period to ensure that adequate loss allowance is made for irrecoverable amounts. In this regard, management considers that the Group’s credit risk is significantly reduced.

Trade receivables consist of a large number of customers, spread across diverse geographical areas. Ongoing credit evaluation is performed on the financial condition of accounts receivable.

At the end of the reporting period, the Group does not have significant credit risk exposure to any single counterparty or any Group of counterparties having similar characteristics. The Group defines counterparties as having similar characteristics if they are related entities. The concentration of credit risk is limited due to the fact that the customer base is large and unrelated.

The credit risk on liquid funds and derivative financial instruments is limited because the counterparties are third parties and banks with high internal and external credit ratings.

(b)	Interest rate risk management

The Group is exposed to interest rate risk through the impact of bank loans and other borrowings and loans granted from/to joint ventures at variable interest rates.  The Group monitors its exposure to fluctuating interest rates and generally enters into contracts that are linked to market rates relative to the currency of the asset or liability.

The Group’s bank loans and other borrowings were originally advanced at a floating rate based on LIBOR which has been subject to international and regulatory proposals for reform. LIBOR will continue to be quoted until 30 June 2023 and thereafter, the Secured Overnight Financing Rate, or SOFR, has been recommended as an alternative to LIBOR.  Certain of the Group’s bank loans will mature before LIBOR is due to be discontinued and do not require amendment. Management is discussing the transition for the longer term bank loans and other borrowings with the lenders as the discontinuation of LIBOR may materially adversely affect market rates of interest. The Group does not currently have any interest rate hedging instruments.

Interest rate sensitivity

The sensitivity analyses below have been determined based on the exposure to interest rates for both derivatives and non-derivative instruments at the end of the reporting period and the stipulated change taking place at the beginning of the financial year and held constant throughout the reporting period in the case of instruments that have floating rates.  A 50 basis point increase or decrease is used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates. As a result of reduced economic growth expectations, interest rates in 2021 have steadily increased with an opening LIBOR rate of 0.1% in January 2022 to a closing rate of 4.7% in December 2022.

If interest rates had been 50 basis points higher or lower and all other variables were held constant, the Group’s profit (loss) for the year ended 31 December 2022 would decrease/increase by US$997,000 (2021: Profit would increase/decrease by US$536,000 and 2020: Loss would increase/decrease by US$1,103,000).  This is mainly attributable to the Group’s exposure to interest rates on its variable rate bank loans.

(c)	Foreign currency exchange risk management

The Group’s main operational activities are carried out in United States dollars and South African rands, which is the functional currency of the respective financial statements of each Group entity.  The risk arising from movements in foreign exchange rates is limited as the Group has minimal transactions in foreign currencies which mainly relates to administrative expenses in Singapore dollars, amounts due to related companies in South African rands as well as bank balances in South African rands.

Management reviews and monitors currency risk exposure and determines whether any hedging is considered necessary.

The objective of the foreign exchange exposure management policy is to ensure that all foreign exchange exposures are identified as early as possible and that the identified exposures are actively managed to reduce risk.  All exposures are to reflect the underlying foreign currency commitments arising from trade and/or foreign currency finance.  Under no circumstances are speculative positions, not supported by normal trade flows, permitted.

At the end of the reporting period, the significant carrying amounts of monetary liabilities and monetary assets denominated in currencies other than the respective Group entities’ functional currencies are as follows:

	Liabilities		Assets
	2022	2021	2022	2021
	US$’000	US$’000	US$’000	US$’000
United States dollars	(554)	(564)	584	1,099
South African rands	(1,629)	(4,877)	-	-

Foreign currency sensitivity

The following table details the sensitivity to a 10% increase and decrease in the relevant foreign currencies against the functional currency of each Group entity. 10% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the possible change in foreign exchange rates.  The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the period end for a 10% change in foreign currency rates.

If the relevant foreign currency strengthens/weakens by 10% against the functional currency of the entity, profit or loss will increase/(decrease) or, vice versa
by:

	Impact on profit or loss
	2022	2021
	US$’000	US$’000
United States dollars	3	54
South African rands	(163)	(488)

(d)	Liquidity risk management

Liquidity risk refers to the risk that the Group is unable to pay its creditors due to insufficient funds.  The Group maintains and monitors a level of cash deemed adequate by management at all times to finance its obligations as and when they fall due.

The shipping environment has been challenging and volatile over the last several years due to an oversupply of vessels allied to a lower growth rate of the world economy. While there was a rebound in charter rates in 2021 and 2022, charter rates are projected to reduce for 2023. This projected market deterioration could result in unfavourable market conditions and impact to the Group’s operations and cash flows and the Group’s ability to comply with covenants and other conditions in the loan agreements.

The Group manages liquidity risk by monitoring forecast and actual cash flows and ensuring that adequate borrowing facilities are maintained.  The management may, from time to time, at their discretion raise or borrow monies for the purposes of the Group as they deem fit. There are measures in place to preserve cash, maintain adequate financing to meet Group’s obligations and protect existing loan covenants imposed by the banks.  The covenant levels are monitored continuously to identify any potential covenant issues so that solutions such as waivers or modifications to the loan covenants to obtain more favourable terms can be implemented in advance.

Based on the 12 months cash flow forecast prepared by management from the date of the authorisation of financial statements, the Board of Directors has no reason to believe that the Group will not continue as a going concern and has assessed that there is no material uncertainty related to these conditions and there is no substantial doubt about the Group’s ability to continue as a going concern. Management has plans in place to sell certain vessels to maintain sufficient liquidity to repay the maturing obligations and provide adequate comfort in covenant levels at the next reporting date
.

Non-derivative financial liabilities

The following tables detail the remaining contractual maturity for non-derivative financial liabilities.  The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay.  The table includes both interest and principal cash flows.  The adjustment column represents the possible future cash flows attributable to the instrument included in the maturity analysis which is not included in the carrying amount of the financial liability on the consolidated statements of financial position.

	Weighted average effective interest rate	On demand or within 1 year	Within 2 to 5 years	After 5 years	Adjustment	Total
	% p.a	US$’000	US$’000	US$’000	US$’000	US$’000
Group
2022
Non-interest bearing	-	29,782	-	-	-	29,782
Lease liabilities	6.47	22,903	4,177	-	(967)	26,113
Variable interest rate instruments	8.16	45,254	161,350	33,909	(41,545)	198,968
		97,939	165,527	33,909	(42,512)	254,863

2021
Non-interest bearing	-	33,759	-	-	-	33,759
Lease liabilities	4.17	28,156	5,992	-	(877)	33,271
Variable interest rate instruments	3.82	35,040	188,521	54,565	(32,460)	245,666
		96,955	194,513	54,565	(33,337)	312,696

Derivative financial instruments

The following table details the liquidity analysis for derivative financial instruments.  The table has been drawn up based on the undiscounted gross inflows and (outflows) on those derivatives that require gross settlement.  When the amount payable or receivable is not fixed, the amount disclosed has been determined by reference to the projected interest rates as illustrated by the yield curves existing at the end of reporting period.

	On demand or within 1 year	Within 2 to 5 years	Adjustment	Total
	US$’000	US$’000	US$’000	US$’000
Group

2022
Gross settled:
Bunker swaps
Gross inflow	51	-	-	51
Gross outflow	(138)	-	-	(138)
	(87)	-	-	87

2021
Gross settled:
Forward freight agreements
Gross inflow	5,109	611	-	5,720
Gross outflow	(611)	-	-	(611)
	4,498	611	-	5,109
Bunker swaps
Gross inflow	261	-	-	261
Gross outflow	(93)	-	-	(93)
	168	-	-	168

	4,666	611	-	5,277

(e)	Shipping market price risk management

The Group is exposed to the fluctuations in market conditions in the shipping industry which in turn affects the Group’s profitability.  Management continually assess shipping markets using their experience and detailed research.  Risks are managed by fixing tonnage on longer term time charters, contracts of affreightment and entering into forward freight agreements.  The carrying amount of the derivative financial instruments is disclosed in Note 11.

Shipping market price sensitivity

The sensitivity analyses below have been determined based on the exposure to shipping market price risk at the end of the reporting period.  In respect of derivative financial instruments, if the shipping market prices had been 10% higher/lower while other variables were held constant:

•	Profit (loss) for the year, and ended 31 December 2022 would decrease/increase by US$Nil (2021: decrease /increase by US$Nil and 2020: decrease/increase by US$Nil); and
•	hedging reserve for the year ended 31 December 2022 would decrease/increase by US$Nil (2021: decrease/increase by US$3,671,000 and 2020: decrease/increase by US$Nil).

(f)	Commodity price risk management

The Group uses bunker swaps to manage exposure to commodity price risk where the positions are not naturally economically hedged through the combination of holding inventory, forward sales contracts and forward purchase contracts. Management continually assess commodity price through their experience and detailed research. The carrying amount of the derivative financial instruments is disclosed in Note 11.

Commodity price sensitivity

The sensitivity analyses below have been determined based on the exposure to commodity price risk at the end of the reporting period. In respect of derivative financial instruments, if the commodity prices had been 10% higher/lower while other variables were held constant:

•	profit (loss) for the year ended 31 December 2022 would decrease/increase by US$Nil (2021: decrease/increase by US$Nil and 2020: decrease/increase by US$Nil); and
•	hedging reserve for the year ended 31 December 2022 would decrease/increase by US$460,000 (2021: decrease/increase by US$778,000 and 2020: decrease/increase by US$206,000).

(g)	Fair value measurement of financial assets and financial liabilities

The carrying amounts of cash and cash equivalents, trade and other current receivables and payables, and other liabilities approximate their respective fair values due to the relatively short-term maturity of these financial instruments.  The fair values of other classes of financial assets and liabilities are disclosed in the respective notes to financial statements.

Financial instruments measured at fair value on a recurring basis

	2022	2021
	US$’000	US$’000
Financial Assets
Forward freight agreements	-	5,720
Bunker swaps	51	261

Financial Liabilities
Forward freight agreements	-	(611)
Bunker swaps	(138)	(93)

All the financial instruments relate to the forward freight agreements and bunker swap agreements and have been classified as Level 2 financial instruments, which indicates that the fair value of the instruments were determined based on discounted cash flow with reference to observable inputs for equivalent instruments, discounted at a rate that reflects the credit risk of various counterparties.  Further details are disclosed in Note 11.

Fair Value of Financial Instruments

The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into Levels 1 to 3 based on the degree to which the fair value is observable:

Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities

Level 2 - inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices)

Level 3 - inputs for the asset or liability that are not based on observable market data (unobservable inputs)

Level 2 and 3 fair values were determined by applying either a combination of, or one of the following valuation techniques:

•	market related interest rate yield curves to discount expected future cash flows; and/or
•	projected unit method; and/or
•	market value, and/or
•	the net asset value of the underlying investments; and/or
•	a price earnings multiple or a discounted projected income/present value approach

The fair value measurement for income approach valuation is based on significant inputs that are not observable in the market. Key inputs used in the valuation include discount rates and future profit assumptions based on historical performance but adjusted for expected growth. Management reassess the earnings or yield multiples at least annually based on their assessment of the macro- and micro-economic environment.

	Level 1	Level 2	Level 3	Total
	US$’000	US$’000	US$’000	US$’000
2022
Financial Assets
Derivative financial instruments	-	51	-	51

Financial Liabilities
Derivative financial instruments	-	(138)	-	(138)

2021
Financial Assets
Derivative financial instruments	-	5,981	-	5,981

Financial Liabilities
Derivative financial instruments	-	(704)	-	(704)

There were no transfers between Level 1 and 2 in the period.

(iii)	Capital management policies and objectives

The Group manages its capital to ensure that the Group will be able to continue as a going concern while maximising the return to stakeholders through the optimisation of the debt to equity balance.  The capital structure of the Group consists of debt and equity, which comprises of share capital and reserves.

The Group also reviews the capital structure on a semi-annual basis. As a part of this review, the management considers the cost of capital and the risks associated with each class of capital. The management also ensures that the Group maintains gearing ratios within a set range to comply with the loan covenant imposed by a bank.

The Group’s overall strategy remains unchanged from prior year.